Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
STATE STREET DISCIPLINED U.S. EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET DISCIPLINED U.S. EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Street Disciplined U.S. Equity Fund (the “Disciplined U.S. Equity Fund” or the “Fund”) seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $50,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 37 of the Fund's Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $50,000 in State Street Funds that offer Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimates for the current fiscal year for Class A and Class K shares and have been restated to reflect current fees for Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings, if any, for investment purposes) in equity securities of domestic issuers. The Fund considers a company to be a domestic issuer if (i) it is organized in the United States or maintains a principal place of business in the United States; (ii) its securities are traded principally in the United States; or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States or it has at least 50% of its assets in the United States. The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in its 80% policy. The notional value of the Fund's investments in derivatives or other synthetic instruments that provide exposure comparable, in the judgment of the Adviser, to the foregoing types of investments may be counted toward satisfaction of the Fund's 80% policy. SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, seeks to select a portfolio of securities that it expects over the long term to exhibit low volatility both in absolute terms and in comparison with the Russell 1000 Index (the “Index”) and provide competitive returns as compared with the Index.

In seeking to identify stocks offering the potential for capital growth, the Adviser employs a proprietary quantitative process. The process evaluates the relative attractiveness of eligible securities based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and investor sentiment), and other historical quantitative metrics. Additionally, the process may incorporate an element designed to evaluate the macroeconomic environment and prevailing market conditions. The process is intended to allow the Adviser to evaluate eligible securities and then rank eligible securities in the Fund's investment universe in the order of their attractiveness as potential Fund investments.

The Adviser also uses a quantitative analysis to determine the expected volatility of a stock's market price. Volatility is a statistical measurement of up and down fluctuations in the value of a security over time. Volatility may result in rapid and dramatic price swings. The Adviser seeks to favor securities with low exposure to market risk factors and low security-specific risk. In determining the exposure of a security to such risk factors, the Adviser may take into account, among other things, such considerations as a security's market capitalization, its price momentum, the security's valuation, the liquidity of the security, the degree to which the issuer is leveraged, and the issuer's growth prospects. The Adviser also implements risk constraints at the overall portfolio level by periodic testing of the portfolio's composition against proprietary risk models, focusing on such factors as industry and sector exposures, portfolio diversification levels and market capitalization exposure.

Through these quantitative processes of security selection and portfolio diversification, the Adviser expects that the portfolio will be subject to a relatively low level of absolute risk (as defined by statistical measures of volatility, such as standard deviation of returns) and that the portfolio should exhibit relatively low volatility compared with the Index over the long term. The Adviser will make changes over time in the Fund's portfolio to reflect changes in the various risk factors described above. From time to time, the Adviser may make a qualitative judgment not to implement fully the results of the quantitative investment process if it believes that the process did not take into account all of the information relevant to a particular investment or the Fund's portfolio in the aggregate, or that a different investment might be more appropriate.

Although the Fund targets a low level of volatility in absolute terms and in comparison to the Index, there is no assurance that the Fund will achieve its target volatility, and the Fund may be subject to significant changes in value over short or longer timeframes. There also can be no assurance that the Fund will produce returns in excess of the Index.

		The Fund expects to invest primarily in common stocks. The Fund may purchase securities in their initial public offerings, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted by applicable law (including those advised by the Adviser). The Fund may hold a portion of its assets in cash and cash instruments. While the Fund may invest in companies of any market capitalization, it expects to primarily invest in large capitalization companies. The Fund may invest in derivatives, such as futures contracts, in order to gain broad equity market exposures pending investments of cash, or to reduce market exposures pending the sales of securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. General risks associated with the Fund's investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

In addition, the Fund is subject to the following risks:
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Futures Contract Risks; Other Exchange-Traded Derivatives: The risk of loss relating to the use of futures contracts and other exchange-traded derivatives is potentially unlimited. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or other exchange-traded derivative or at any particular time. In the event no such market exists for a particular derivative, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the derivative. If the Fund uses futures contracts or other exchange-traded derivatives for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund's investments that are the subject of such hedge. Certain foreign futures contracts and other exchange-traded derivatives may be less liquid and more volatile than U.S. contracts. The Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.

Growth Stock Risk: The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

IPO Risk: The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPO investments in which other clients of the Adviser invest may not be made available to the Fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Leveraging Risk: Use of leverage by the Fund may have the effect of increasing the volatility of the value of the Fund's portfolio, and may entail risk of loss in excess of the Fund's invested capital. To the extent the Fund uses leverage, the Fund's losses (and gains) may be greater than if the Fund had not used leverage.

Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.

Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Modeling Risk: The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.

Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

Risk of Investment in Other Pools: When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.

Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.

Volatility Risk: Because the Fund seeks to exhibit relative low volatility and excess returns as compared to the Index over the long term, both its portfolio investments and its returns may differ, potentially greatly, from those of the Index. There can be no assurance that the Fund will in fact experience lower volatility than the Index nor can there be any assurance that the Fund will produce returns in excess of the benchmark. The application of the Adviser's active stock selection model may lead to a degree of added risk in exchange for the potential outperformance relative to the Index. Because the Fund is managed to limit volatility, it is likely that in periods of rapidly rising markets the Fund will experience less favorable returns than the Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Disciplined U.S. Equity Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of the Index. The bar chart shows how the Class I shares' returns have varied for each full calendar year shown. Except for differences in returns resulting from differences in fees and expenses, all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at www.ssgafunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Disciplined U.S. Equity Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of the Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 997-7327
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssgafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6.65% (Q4, 2017) Lowest Quarterly Return: 2.78% (Q3, 2017)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund will make updated performance information, including its current net asset value, available at the Fund's website: www.ssgafunds.com.
STATE STREET DISCIPLINED U.S. EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.21%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	$ 631
3 years	rr_ExpenseExampleYear03	1,655
5 years	rr_ExpenseExampleYear05	2,674
10 years	rr_ExpenseExampleYear10	$ 5,204
STATE STREET DISCIPLINED U.S. EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.96%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	1,120
5 years	rr_ExpenseExampleYear05	2,155
10 years	rr_ExpenseExampleYear10	$ 4,744
2017	rr_AnnualReturn2017	20.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.78%
One Year	rr_AverageAnnualReturnYear01	20.22%
Since Inception	rr_AverageAnnualReturnSinceInception	18.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2016
STATE STREET DISCIPLINED U.S. EQUITY FUND | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.76%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	$ 66
3 years	rr_ExpenseExampleYear03	1,062
5 years	rr_ExpenseExampleYear05	2,063
10 years	rr_ExpenseExampleYear10	$ 4,585
STATE STREET DISCIPLINED U.S. EQUITY FUND | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.07%
Since Inception	rr_AverageAnnualReturnSinceInception	16.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2016
STATE STREET DISCIPLINED U.S. EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	13.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2016
STATE STREET DISCIPLINED U.S. EQUITY FUND | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.69%
Since Inception	rr_AverageAnnualReturnSinceInception	22.34%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses are based on estimates for the current fiscal year for Class A and Class K shares and have been restated to reflect current fees for Class I shares.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.65% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Fund's Board of Trustees.